Business Combination	12 Months Ended
Mar. 31, 2018
Business Combination
Business Combination

43. Business Combination

Air Travel Bureau Limited ("ATB")

        On July 20, 2017, the "Company", through its subsidiary, Yatra Online Private Limited ("Yatra India") agreed to acquire all of the outstanding shares of Air Travel Bureau Limited ("ATB") pursuant to a Share Purchase Agreement by and among Yatra Online Private Limited, ATB and the sellers party thereto (the "Share Purchase Agreement").

        Pursuant to the terms of the Share Purchase Agreement, the Company has agreed to acquire a majority of the outstanding shares of ATB (the "First Closing") in exchange for an upfront payment of INR 509,999 (the "Upfront Payment") and the balance of the outstanding shares of ATB (the "Second Closing") will be acquired in exchange for the final payment to be made in third quarter of 2018 calendar year (the "Final Payment"). Based on the terms of the Share Purchase Agreement and management estimates, the Registrant expects the Upfront Payment and the Final Payment not to exceed a total purchase price of between INR 1,469,250 to INR 1,795,750. The transaction has been financed through a combination of debt and cash. The First Closing completed on August 4, 2017 and the Second Closing is expected to occur in the third quarter of 2018 calendar year, subject to other customary closing conditions.

        This acquisition significantly strengthens the Company's position in the large and growing corporate travel market in India. As a combined entity, Yatra became the largest corporate travel services platform in India by Gross Bookings. This acquisition will allow delivering best-in-class experiences to an even wider set of travelers, through the Company web and mobile app platforms and enhancing its reach to cross-sell its entire product suite, including hotels, to this customer base

        The operations of ATB have been consolidated in the financial statements of the Group from July 31, 2017. In the year ended March 31, 2018, ATB contributed net revenue of INR 560,968 and profit of INR 7,586 to the Group's result.

Acquisition-related costs

        The Group incurred acquisition related costs of INR 5,943 relating to external legal fees and due diligence cost. These amounts have been included in other operating expenses in the consolidated statement of profit or loss and other comprehensive loss for the year ended March 31, 2018.

Purchase consideration

        Purchase consideration has been fair valued at INR 1,120,510 as at July 31, 2017 out of which INR 509,999 has been paid and balance has been shown under other current financial liabilities.

        The purchase price of INR 1,120,510 as on the date of acquisition had been allocated to the acquired assets and liabilities as follows:

Net working capital (including cash)	1,245,235
Tangible assets	71,016
Long term liabilities	(695,088)
Customer base and relationships	134,681
Non compete agreements	16,861
Goodwill	400,254
Deferred tax liability	(52,449)

Total purchase consideration	1,120,510

        The net assets recognized on July 31, 2017, were based on the provisional assessment of the Performance Linked Bonus ("PLB"), trade payables and trade receivables. Based on the revised assessment of the PLB income, trade payables and trade receivables, there was an increase in the net assets of INR 92,734 and there was also a corresponding decrease of goodwill of INR 92,734, resulting in INR 307,520 of total goodwill arising on the acquisition.

        After taking the impact of the above adjustment on the date of the acquisition, the fair value of the trade receivables was INR 1,425,036. The gross amount of trade receivables is INR 1,442,300. The difference between the fair value and the gross amount is the result of an adjustment for counterparty credit risk. At March 31, 2018, INR 18,141 of the trade receivables has been impaired.

Analysis of cash flows on acquisition:

Net cash acquired with the subsidiary	156,543
Cash paid	(510,000)

Net cash flow on acquisition	(353,457)

        The table below shows the values and lives of intangibles recognised on acquisition:

	Life (years)
Customer base and relationships	15	134,682
Non compete agreements	3.5	16,861

Total Intangibles		151,543

Gross carrying amount	Goodwill
At April 1, 2017	653,666
Acquisition of a subsidiary	307,520

At March 31, 2018	961,186

        The goodwill recognized is primarily attributed to the expected synergies and other benefits from combining the assets and activities of ATB with those of the Group. The goodwill is not deductible for income tax purposes

        The purchase consideration has been allocated preliminarily based on management's estimates. The Company is in the process of making a final determination of the fair value of assets and liabilities. Finalization of the purchase price allocation may result in certain adjustments to the above allocation. Any change in the consideration will be accounted through "consolidated statement of profit or loss and other comprehensive loss".

Contingent consideration

        As part of the share purchase agreement with the previous owner of ATB, a contingent consideration is to be paid based on certain performance conditions of the acquired business. As at the acquisition date, the fair value of the contingent consideration was estimated to be INR 1,120,510.

        As at March 31, 2018, it is highly probable that the target will be achieved due to change in business conditions and better cash flow management. The fair value of the contingent consideration determined at March 31, 2018 reflects this development, amongst other factors and a remeasurement charge has been recognised through profit or loss.

        A reconciliation of fair value measurement of the contingent consideration liability is provided below:

As at July 31, 2017
Liability arising on business combination	610,510
Unrealized fair value changes recognized in profit or loss	294,344

As at March 31, 2018	904,854

        The contingent consideration liability is due for final measurement and payment to the former shareholders in third quarter of 2018 calendar year, subject to other customary closing conditions.

Terrapin 3 Acquisition Corporation

        On July 13, 2016, the Parent Company entered into a business combination agreement with NASDAQ listed Terrapin 3 Acquisition Corporation ("Terrapin" or "TRTL"). Terrapin is a special purpose acquisition company formed for the purpose of effecting a merger, acquisition, or similar business combination. Terrapin raised INR 14,111,708 in its IPO in July 2014. Subsequently TRTL was restructured by formation of TRTL parent and TRTL subsidiary (collectively referred to as TRTL). On December 16, 2016, the business combination was completed pursuant to the terms of the Amended and Restated Business Combination Agreement, dated as of September 28, 2016 and consequently TRTL parent merged with and into the Parent Company. Pursuant to the business combination agreement, holders of shares of TRTL's Class A common stock received ordinary shares of the Parent Company in exchange for their shares of TRTL's Class A common stock on a one-for-one basis; holders of shares of TRTL's Class F common stock received one Class F share of the Parent Company, which has no economic right but only a voting right similar to ordinary shares, for each share of TRTL's Class F common stock: and each of TRTL's outstanding warrants ceased to represent a right to acquire shares of TRTL's Class A common stock and instead represent the right to acquire the same number of ordinary shares of the Parent Company, at the same exercise price and on the same terms as in effect immediately prior to the closing of the business combination.

        For accounting purposes, the Parent Company is deemed to be the accounting acquirer in the Business Combination and consequently, the Business Combination is treated as a capital transaction involving the issuance of Parent Company shares.

        The transaction has been consummated by the issuance of 6.794 million ordinary shares of Yatra Online, Inc. to holders of TRTL Class A common stock in exchange for their shares of TRTL Class A common stock on a one-for-one basis, the assumption of 34.675 million warrants issued to TRTL warrant holders and the issuance of 3.159 million Class F shares of Yatra Online, Inc. to TRTL Class F stockholders. Terrapin 3's net assets of INR 2,404,373 were combined with the Company and the issuance of ordinary shares of the Parent Company was recorded at the fair value of INR 6,474,133 with the resulting difference amounting to INR 4,069,760, representing the listing expense reflected as listing and related expenses in statement of profit or loss.

        The net assets of INR 2,404,373 acquired on December 16, 2016 includes:

Amount
Cash and cash equivalent	4,051,557
Current assets	8,285
Accounts payable	(23,797)
Warrants	(1,631,672)

        Subsequent to consummation of business combination;

           i)  during December 2016, the Parent Company raised additional capital of INR 1,663,544 on private placement basis and certain warrant holders exercised their right resulting into additional share capital of INR 7,352.

          ii)  during December 2016, the Parent Company granted 2,000,000 restricted stock units (RSUs) to certain employees. Each unit of RSU entitles the holder to purchase one share of the Company, subject to requirement of vesting conditions. These RSUs have been issued subject to a two year repurchase right in favour of the Company such that the Company will be able to acquire any unvested shares for a nominal amount. The cost of RSUs determined by the fair value at the date of grant is being amortized on a monthly graded basis over the total vesting period. For details, refer note 30.

         iii)  during December 2016, the Parent Company declared contingent dividend of INR 2,368,275 to its shareholders, certain employees, warrant holders and swap shareholders. Such contingent dividend is payable only upon the achievement by the Company of defined net revenue and earnings before interest, tax, depreciation and amortization (EBITDA) metrics in calendar year 2017 and during the period from January 1, 2018 through June 30, 2018. As at March 31, 2018 the fair value of contingent dividend attributable to shareholders, amounting to Nil (March 31, 2017: INR 2,755) has been adjusted with equity and Nil (March 31, 2017: INR 292) attributable to employees and warrant holders, has been recorded in statement of profit or loss and other comprehensive loss.

          iv)  the Parent Company incurred transaction costs amounting to INR 253,813 in March 31, 2017. An amount of INR 172,474 has been charged to statement of profit or loss and other comprehensive loss and INR 81,339 in statement of changes in equity under equity share premium.